Borrowings (Details) € in Thousands, $ in Millions				1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 06, 2020 EUR (€) tranche	Jul. 14, 2020 USD ($) tranche shares	Jun. 01, 2012 EUR (€)	Jun. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 17,526		€ 17,526		€ 13,052
Current portion					(949)		(949)		(343)
Non Current portion					16,577		16,577		12,709
Proceeds from borrowings							579
Debt convertible					13,477		13,542	€ 690
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings					2,771		2,771		7,191	€ 4,700
Accrued interest					237		237		3,124
Percentage of cost covered by the innovative credit			35.00%
Maximum initial borrowing base			€ 5,000
Interest rate (as percent)			10.00%
Total conditional waiver of debt				€ 8,400
Proceeds from borrowings							2,800
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings					14,140		14,140		2,473
Accrued interest					€ 378		€ 378		€ 264
Interest rate (as percent)					8.00%		8.00%
Debt instrument convertible term						36 months	36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity						P24M	P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity						P36M	P36M
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Warrants issued to purchase common stock | shares		302,676
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $		$ 30
Number of tranches | tranche		3
Maximum borrowing capacity per tranche | $		$ 10
Term of debt		54 months
Debt, interest only payment term		24 months
Debt convertible | $						$ 10
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 15,000
Number of tranches | tranche	3
Maximum borrowing capacity per tranche	€ 5,000
Term of debt	54 months
Debt, interest only payment term	24 months
Debt convertible							€ 5,000